Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2014
Discontinued Operations and Disposal Groups [Abstract]
Summary of Net Loss from Discontinued Operations

The following table summarizes the net loss from discontinued operations related to these three vessels for the period presented in the consolidated statements of income:

	Three Months Ended	Six Months Ended
	June 30, 2013	June 30, 2013
	$	$
REVENUES	7,450	19,760

OPERATING EXPENSES
Voyage (recoveries) expenses	(41)	237
Vessel operating expenses	1,307	3,098
Depreciation and amortization	397	1,236
General and administrative	99	374
Write-down and loss on sale of vessels	7,782	19,029

Total operating expenses	9,544	23,974

Loss from vessel operations	(2,094)	(4,214)

OTHER ITEMS
Interest expense	(37)	(89)
Foreign currency exchange loss	(2)	(4)
Other expense - net	(1)	(2)

Total other items	(40)	(95)

Net loss from discontinued operations	(2,134)	(4,309)